Partnership Distributions	12 Months Ended
Dec. 31, 2019
Partnership Distributions [Abstract]
Partnership Distributions
Partnership Distributions
For the year ended December 31, 2019, the Partnership made no distributions. For the year ended December 31, 2018, the Partnership distributed a total of $5.0 million, which occurred on December 27, 2018. The Real Property Account's share of this distribution was $0.2 million. For the year ended December 31, 2017, the Partnership distributed a total of $5.0 million which occurred on December 28, 2017. The Real Property Account's share of this distribution was $0.2 million.
For the years ended December 31, 2019, 2018 and 2017, there were no purchases of the Partnership by the Real Property Account.